Intangible Assets, Net (Summary of the Company's Intangible Assets, Net) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Intangible Assets [Line Items]
Gross Carrying Amount	$ 127,158	$ 89,106
Accumulated Amortization	(60,495)	(36,905)
Impairment	(12,414)	(3,760)
Net Carrying Amount	54,249	48,441
Amortization expenses	23,416	17,652	1,396
Operating rights for licensed games [Member]
Intangible Assets [Line Items]
Gross Carrying Amount	14,092	11,310
Accumulated Amortization	(4,871)	(3,310)
Impairment	(4,223)	(2,548)
Net Carrying Amount	4,998	5,452
Computer software [Member]
Intangible Assets [Line Items]
Gross Carrying Amount	3,151	3,305
Accumulated Amortization	(1,589)	(946)
Impairment	(260)	0
Net Carrying Amount	1,302	2,359
Developed technologies [Member]
Intangible Assets [Line Items]
Gross Carrying Amount	27,289	26,253
Accumulated Amortization	(7,569)	(2,750)
Impairment	(2,476)	(993)
Net Carrying Amount	17,244	22,510
Trademarks and domain names [Member]
Intangible Assets [Line Items]
Gross Carrying Amount	9,215	7,521
Accumulated Amortization	(3,132)	(1,037)
Impairment	(527)	(219)
Net Carrying Amount	5,556	6,265
Cinema advertising slot rights [Member]
Intangible Assets [Line Items]
Gross Carrying Amount	71,064	38,070
Accumulated Amortization	(42,620)	(28,184)
Impairment	(3,992)	0
Net Carrying Amount	24,452	9,886
Others [Member]
Intangible Assets [Line Items]
Gross Carrying Amount	2,347	2,647
Accumulated Amortization	(714)	(678)
Impairment	(936)	0
Net Carrying Amount	$ 697	$ 1,969